PRINCIPAL PRESERVATION
                                PORTFOLIOS, INC.
                             CASH RESERVE PORTFOLIO

                      CLASS X COMMON STOCK (RETAIL CLASS)
                      MINIMUM INITIAL INVESTMENT:  $1,000

  The Principal Preservation Cash Reserve Portfolio (the ''Fund'') is one of a series of separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. (''Principal Preservation'') family of funds. The Fund, a money market fund, seeks to provide high current income consistent with stability of principal and the maintenance of liquidity. The Fund invests in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. The Fund's investment adviser (the ''Adviser'') is Ziegler Asset Management, Inc.

  The Fund offers two classes of authorized shares of Principal Preservation common stock, the Class X Common Stock (the ''Class X Shares'' or ''Retail Class'') and the Class Y Common Stock (the ''Class Y Shares'' or ''Institutional Class'') (collectively referred to as the ''Classes''). The two Classes have in place varying fee schedules-the Institutional Class may be purchased at net asset value with no sales charge. For additional information regarding the Institutional Class, investors may call B.C. Ziegler and Company at 800-826-4600. For additional information regarding the salient features of the two Classes, see ''Description of Shares'' on page 20 of this Prospectus.

  This Prospectus sets forth concisely the information that an investor should know before investing in shares of the Retail Class. Investors should read and retain this Prospectus for future reference. A Statement of Additional Information dated January 2, 1996, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by telephone or written request to B.C. Ziegler and Company (the ''Distributor''), 215 North Main Street, West Bend, WI 53095 (Telephone 800-826-4600) or from Selected Dealers that have agreements with respect to distribution of shares of the Fund. Shareholder inquiries should be directed to Principal Preservation at 215 North Main Street, West Bend, WI 53095; (Telephone 800-826-4600).

  THE SHARES OF THE FUND OFFERED HEREBY ARE NEITHER INSURED NOR GUARANTEED AND THE U.S. GOVERNMENT. WHILE PRINCIPAL PRESERVATION SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OF THE FUND, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUING BASIS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January 2, 1996.

                             QUESTIONS AND ANSWERS

WHAT ARE THE PRINCIPAL PRESERVATION PORTFOLIOS?

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Fund was established in 1993 with a single class of common stock and operated as a retail spoke of a two-tiered, master/feeder fund structure through December 31, 1995. Effective January 1, 1996, the Fund was recapitalized with its present two Classes, and each outstanding share of Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of the Retail Class (the ''Reorganization''). Shares of the Fund's Institutional Class and other portfolios of Principal Preservation are offered by separate prospectuses.

WHAT ARE THE BENEFITS FROM INVESTING IN THE FUND?

  Economies of Size. The Fund is designed to provide investors with an opportunity pool their money to achieve economies of size and diversification. This permits investors whose own securities portfolios may not be large enough to obtain economically priced individual investment management service to take advantage of the professional investment management expertise of the Adviser.

  Professional management. The Fund provides professional management of your investment.

  Portfolio diversification. The fund combines the investment of many investors to obtain a diversified portfolio of high quality, short-term money market instruments. The burden of selecting securities is eased and the high costs investors would otherwise incur through smaller purchases is trimmed.

  Liquidity. The Fund is designed to maintain a $1.00 share price. Many investors select money market fund investments for the daily liquidity and stability of principal they provide. Shares of the Fund may be redeemed at any time.

  Retirement Plans. An investment in the Fund may also be made by a tax-qualified retirement plan. You can invest through an IRA. Principal Preservation makes certain prototype plans available to investors (see ''Shareholder Services - Tax Sheltered Retirement Plans'').

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

  The Fund seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. For detailed descriptions of the Fund's investment objective and policies, see ''Investment Objective and Policies'' below. There can be no assurance that the Fund's investment objective will be achieved.

HOW IS INCOME DISTRIBUTED?

  Dividends will be declared daily and paid monthly. Any net realized capital gains will be declared and paid annually. Investors may receive their income dividends and capital gain distributions in additional shares of the Retail Class, in additional shares in another Principal Preservation portfolio (investors should obtain a current prospectus and read it carefully before investing in any of the other Principal Preservation Portfolios) or in cash (see ''Dividends, Capital Gains Distributions and Reinvestments'').

WHO MANAGES THE PORTFOLIO?

  Ziegler Asset Management, Inc. (''ZAMI'') is the investment adviser for the Fund, and also serves as Administrator to the Fund. The Adviser is an affiliate of B.C. Ziegler and Company (''Ziegler''). Ziegler currently serves as Distributor, Transfer and Dividend Disbursement Agent and Shareholder Servicing Agent for the Fund. See ''Management.''

HOW CAN SHARES BE PURCHASED?

  Shares may be purchased from the Distributor or from registered broker-dealers and other financial institutions (''Selected Dealers'') who have entered into agreements with the Distributor (see ''Purchase Of Shares''). There is no sales charge.

  The minimum initial investment is $1,000. The minimum subsequent investment is $50. Registered broker-dealers and certain other financial institutions that have entered into shareholder servicing agreements with the Fund (''Agents'') may set higher initial and subsequent minimum investment amounts for persons who purchase Fund shares through them, and may change those minimums from time to time in their sole discretion (see ''Purchase of Shares'').

HOW CAN YOU REDEEM OR EXCHANGE YOUR SHARES?

  Investors may redeem all or a portion of their shares on any business day. Redemptions may be made by mail, telephone or check (see ''Redemptions'').

HOW CAN I LEARN MORE ABOUT THE FUND'S INSTITUTIONAL CLASS?

  As noted above, in addition to its Retail Class of shares, the Fund also offers an Institutional Class of shares. Shares of the Institutional Class may be purchased by investors at net asset value with no sales charge through B.C. Ziegler and Company. The minimum initial investment in the Institutional Class is $50,000. The difference in the expense structure between the Retail Class and the Institutional Class may result in variances in performance between the two Classes. The Institutional Class is offered through a separate prospectus which may be obtained without charge by telephone or written request to B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 (telephone 800-826-4600), or from Selected Dealers that have entered into agreements with respect to the distribution of shares of the Fund.

                                    EXPENSES

  The following table provides (i) a summary of estimated expenses relating to purchases and sales of shares of the Retail Class, and the aggregate annual operating expenses for the Retail Class, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Fund.

SHAREHOLDER TRANSACTION EXPENSES
   Redemption fee(1)<F1>                                              None
   Exchange fee                                                       None


ANNUAL OPERATING EXPENSES
   (as a percentage of average net assets)
   Investment Advisory Fees                                           .20%
   Rule 12b-1 Distribution Fees(2)<F2>                                .15%
   Other Operating Expenses:                                          .60%
                                                                      ----

     Shareholder Servicing Agent Fees(3)<F3>                     .25%
     Administrative Fees                                         .15%
     Other Expenses(4)<F4>                                       .20%
Total Operating Expenses                                              .95%

                                                                      ----
                                                                      ----

(1)<F1>Investors are charged a wire redemption fee, which is currently $10.00 per wire. Also, redemptions of less than $250 made by check are subject to a $10.00 service fee. See ''Redemptions.''
(2)<F2>The service fees paid pursuant to the Fund's Rule 12b-1 Plan are described in more detail in the section of this Prospectus captioned ''Distribution Plan.''
(3)<F3>Class X Shares not maintained in a shareholder account serviced by a shareholder servicing Agent (and therefore are not charged a shareholder servicing fee) are held in accounts maintained on the books of the Fund and serviced by Ziegler pursuant to the terms of a Transfer and Dividend Disbursing Agent Agreement. Ziegler receives a fee for providing such services, which is currently $16.00 per account. See ''Management Shareholder Servicing Agents.''
(4)<F4>Other Expenses reflect actual expenses incurred during the year ended December 31, 1994 by Cash Reserve Portfolio, adjusted to give effect to the Reorganization as though it occurred on January 1, 1994. Fees incurred in future years for these services may be higher or lower than those shown in the table.

EXAMPLE
  You would pay the following expenses on a $1,000 investment in the Fund, assuming 5% annual return and redemption at the end of each time period:

                  1 year..............................     $ 10.00
                  3 years.............................     $ 30.00
                  5 years.............................     $ 52.00
                  10 years............................     $116.00

  THE PURPOSE OF THE TABEL IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES AN INVESTOR WILL BEAR DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE ''MANAGEMENT,'' ''PURCHASE OF SHARES,'' ''REDEMPTIONS'' AND ''SHAREHOLDER SERVICES.''THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                              FINANCIAL HIGHLIGHTS

  The following Financial Highlights table presents information relating to a share of the Fund outstanding for the periods presented (prior to the Reorganization). This information should be read in conjunction with the audited financial statements and related notes contained in the Fund's 1994 Annual Report to Shareholders, and in conjunction with its unaudited financial statements included in the Fund's Semi-Annual Report dated June 30, 1995, which financial statements are incorporated herein by reference. The information presented in the table as of and for the periods ended December 31, 1994 and 1993 has been audited by Price Waterhouse LLP, the Fund's independent accountants. You may obtain copies of the Annual Report and Semi-Annual Report without charge from the Distributor.

                                                                                                For the Period April 5, 1993
                                                   For the Six Months       For the Year Ended  (Commencement of Operations)
                                                   Ended June 30, 1995      December 31, 1994       to December 31, 1993
                                                   -------------------      ------------------  ----------------------------
(Selected data for each share of the Fund
  outstanding throughout the periods)
Net asset value, beginning of period                    $ 1.00                   $ 1.00                      $ 1.00
Income from investment operations:
  Net investment income                                   0.03                     0.04                        0.02
Less distributions:
  Dividends from net investment income                  (0.03)                   (0.04)                      (0.02)
                                                        ------                    -----                      ------
Net asset value, end of period                          $ 1.00                   $ 1.00                      $ 1.00
                                                         -----                    -----                       -----
                                                         -----                    -----                       -----
Total investment return                               5.32%(a)<F5>             3.64%(b)<F6>             2.99%(a)(b)<F5><F6>
Ratios/Supplemental Data:
  Net assets, end of period
    (nearest thousandth)                               $69,277                  $52,593                     $47,768
  Ratio of Expenses to average net assets             0.79%(a)<F5>             1.05%(c)<F7>             1.03%(a)(c)<F5><F7>
  Ratio of net investment income to
   average net assets                                 5.31%(a)<F5>             3.62%(c)<F7>             2.73%(a)(c)<F5><F7>

(a)<F5>Annualized.
(b)<F6>Had the advisers not made capital contributions, the adjusted annualized total returns would have been 1.91% and 2.99%, for 1994 and 1993, respectively.
(c)<F7>Reflects a voluntary waiver of fees and an expense reimbursement by the Fund's adviser. If the voluntary waivers and expense reimbursement had not been in place, the ratios of net investment income and expenses to average net assets would have been 3.35% and 1.32%, respectively, for the fiscal year ended
December 31, 1994, and 2.44% and 1.32%, respectively, for the period ended
December 31, 1993.
(d)<F8>ZAMI has served as investment advisor to the Fund since August 1, 1994.
Prior to that time, Prospect Hill Advisors, Inc. served as investment adviser to the Fund.

                       INVESTMENT OBJECTIVE AND POLICIES

INTRODUCTION

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Fund was established in 1993 and the Retail Class was established in 1995. The Fund seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal. Ziegler Asset Management, Inc. is the Adviser to the Fund. The Adviser manages the investments of the Fund from day to day in accordance with the Fund's investment objective and policies.

INVESTMENT OBJECTIVE

  The Fund seeks to obtain a high level of current income to the extent consistent with stability of principal and the maintenance of liquidity. The Fund invests in high quality short-term money market instruments consistent with its specific investment objective. Principal Preservation seeks to maintain a net asset value of $1.00 per share of the Fund. There can be no assurance that the investment objective of the Fund will be achieved or that Principal Preservation will be able to maintain a per share net asset value of $1.00. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

  The investment objective of the Fund may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities.

  The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in the Statement of Additional Information.

INVESTMENT POLICIES

  To achieve its investment objective, the Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, repurchase agreements and high quality domestic commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Fund may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States. The Fund reserves the right to concentrate 25% or more of its total assets in obligations of domestic branches of domestic banks.

  Principal Preservation seeks to maintain a net asset value of $1.00 per share of the Fund for purchases and redemptions. To permit this, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the ''1940 Act''), certain requirements of which are summarized below. For further information regarding the amortized cost method of valuing securities, see `Determination of Net Asset Value''in the Statement of Additional Information.

  In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Directors of the Fund (the ''Board of Directors'') to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an ''NRSRO'') (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors (collectively, ''Eligible Securities'').

  Eligible Securities include ''First Tier Securities'' and ''Second Tier Securities.'' First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Adviser pursuant to the guidelines adopted by the Board of Directors. Second Tier Securities are all other Eligible Securities. The Fund will invest at least 95% of its total assets in First Tier Securities.

  The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

  In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guarantees or other credit support) issued by, a single issuer, except that (i) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government (including those collateralizing repurchase agreements) without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Adviser, in accordance with guidelines and procedures established by the Board of Directors, to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security.

  Bank Obligations. The Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit (''Yankee Cds''), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Fund will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Fund may also invest to a limited extent in certificates of deposit and time deposits issued by foreign banks outside the United States. The Fund's investments in such foreign bank obligations may not exceed 5% of the Fund's assets.

  The Fund may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

  To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions.
The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined by the Adviser to be of high quality.

  U.S. Government and Agency Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. U.S. Government agency securities in which the Fund commonly invests include securities issued by Federal Home Loan Banks, Federal National Market Association, Federal Farm Credit Bank Agency, Federal Home Loan Mortgage Corporation, Student Loan Mortgage Association, Farmer's Home Administration, as well as others. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

  U.S. Government and agency securities in which the Fund may invest include variable rate securities with maturities that may extend beyond 13 months from the date of purchase. However, under Rule 2a-7, the Fund may purchase such agency securities only if the interest rate adjusts not less frequently than every 762 days and at each interest rate adjustment date the security reasonably can be expected to have a market value that approximates its par value.
However, the Adviser has expressed its intention not to invest the Fund's assets in certain categories of securities with final maturities in excess of 397 days from the date of purchase, including but not limited to structured U.S. Government agency securities such as dual index floaters, inverse floaters, leveraged floaters, capped floaters, range floaters, floating rate securities tied to the cost of funds of the 11th District Federal Home Loan Bank and securities with interest rates tied to 10-year constant maturity U.S. Treasury securities.

  Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of U.S. dollar-denominated direct obligations issued by domestic and, subject to the 5% limit discussed below (see ''Foreign Securities''), foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable rate and amount master demand notes) issued by domestic corporations.

  Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Fund may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933, as amended, for such securities held by the Fund, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Directors. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Portfolio during such period.

  Securities Lending. The Fund may seek to increase its income by lending securities from its portfolio to banks, brokers or dealers and other recognized institutional investors needing to borrow securities. Such loans may not exceed 33 1/3% of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government and other high quality securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest payable on the loaned security, and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

  Repurchase Agreements and Reverse Repurchase Agreements. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Fund or a sub-custodian will have custody of securities acquired by the Fund under a repurchase agreement.

  The Fund may enter into repurchase agreements with banks or broker-dealers with respect to government securities or other high quality securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Adviser will monitor on an ongoing basis the value of the collateral in accordance with the terms of the repurchase agreement. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

  The Fund also may enter into repurchase agreements with entities that are neither banks nor broker-dealers, provided that, in accordance with the Fund's policies with respect to repurchase agreements, the Board of Directors of the Fund approves or ratifies the transaction upon the determination by the Board, or by the Adviser on its behalf, that entering into a repurchase agreement with such entity presents minimal credit risk, that the entity presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement, and that the repurchase agreement is otherwise an eligible security for purchase by the Fund. Such entities are not subject to the types and kinds of regulations or governmental supervision to which banks and broker-dealers are subject, and there may not be available the same types of financial information about such entities as is available with respect to banks and broker-dealers.

  The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, in an amount of up to one-third of the value of the Fund's total assets (including the amount borrowed) less its total liabilities (not including the amount borrowed). The Fund also may enter in agreements to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a ''reverse repurchase agreement''). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

  Foreign securities. Except for Yankee CDs, the Fund may invest no more than 5% of its total assets in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. For a complete description of foreign securities the Fund may purchase, see ''Investment Program'' in the Statement of Additional Information.

  Guaranteed Investment Contracts. The Fund may invest in guaranteed investment contracts (''GICs'') issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of the Fund's total assets. The term of a GIC will be thirteen months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

  When-issued and Forward Commitment Securities. The Fund may purchase securities on a ''when-issued'' basis and may purchase or sell securities on a ''forward commitment'' basis in order to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  Zero Coupon Obligations. The Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay the accrued dividends prior to maturity of the zero coupon obligation.

  Investments in Other Investment Companies. The Fund occasionally may invest in securities of other investment companies, subject to certain limitations and restrictions described in the Statement of Additional Information. See Investment Restriction No. 13 in the section of the Statement of Additional Information captioned ''Investment Restrictions.'' Such securities are purchased by the Fund primarily on an overnight basis with cash received by the Fund too late in the business day to be invested that same day in securities in which the Fund invests. However, subject to complying with the limitations and restrictions set forth in the Statement of Additional Information, the Adviser has the authority to make and retain investments in other investment companies for an indefinite period of time, and may do so in response to presently unforeseen market or economic conditions or other circumstances. An investment by the Fund in other investment companies may cause the Fund to incur increased administration and distribution costs.

  Certain Other Obligations. In order to allow for investments in new instruments that may be created in the future, upon Principal Preservation supplementing this Prospectus, the Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

  See ''Investment Program'' in the Statement of Additional Information for more information about these and other types of instruments in which the Fund may invest, including variable rate and floating rate securities, unsecured promissory notes and participation interests.

FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. See ''Investment Restrictions'' in the Statement of Additional Information.

  The Fund may: (i) borrow money, but only from banks or through reverse repurchase agreements for temporary or emergency (not leveraging) purposes, in an amount of up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made (borrowings repaid within 60 days and not renewed or extended are presumed to be for temporary purposes). While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments; (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only, (a) to secure borrowings for temporary or emergency purposes, or (b) in connection with entering into reverse repurchase agreements; (iii) invest up to 5% of its total assets in the obligations of any single issuer, provided that up to 25% of the value of the Fund's total assets may be invested (subject to the provisions of Rule 2a-7) without regard to any such limitation, and provided further that obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may also be purchased without regard to any such 5% limitation; (iv) concentrate 25% or more of its total assets in bank obligations and invest up to 25% of its total assets in the securities of issuers in any other industry, provided that there is no limitation on investments and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (v) invest up to 10% of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable (which securities could include participation and variable rate demand obligations as to which the Portfolio cannot exercise a related demand feature and as to which there is no secondary trading market). See ''Investment Restrictions'' in the Statement of Additional Information.

CERTAIN INVESTMENT CONSIDERATIONS

  The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy should not adversely affect the Retail Class, since the Fund usually does not pay brokerage commissions when it purchases short-term debt obligations, although the prices at which such instruments are traded generally reflect a premium or discount as compared to their face or par values. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

  The Board of Directors of Principal Preservation is responsible for the management of Principal Preservation and provides broad supervision over its affairs. Principal Preservation's officers are responsible for the Fund's operations. For more information with respect to the Directors of the Fund, see ''Management of Principal Preservation'' in the Statement of Additional Information.

INVESTMENT ADVISER

  Since August 1, 1994, Ziegler Asset Management, Inc. (''ZAMI'') has served as the Adviser to the Fund. The Adviser is registered with the Securities and Exchange Commission as an investment adviser. In addition to the Fund, the Adviser serves as investment adviser to six other mutual fund series of Principal Preservation and privately manages numerous customer advisory accounts. On December 31, 1994, the Adviser had more than $579 million under discretionary management. The address of the Adviser is 215 North Main Street, West Bend, Wisconsin 53095.

  The Adviser is an affiliate of B.C. Ziegler and Company. Ziegler currently serves as Accounting/Pricing Agent, Distributor, Transfer and Dividend Disbursement Agent and Shareholder Servicing Agent for the Fund. Ziegler is registered with the Securities and Exchange Commission as an investment adviser and securities broker/dealer and is a member of the National Association of Securities Dealers, Inc. Ziegler has been engaged in the underwriting of debt securities for more than 75 years. Ziegler and the Adviser are ultimately controlled by The Ziegler Companies, Inc., a publicly-owned financial services holding company.

  The Adviser manages the assets of the Fund pursuant to an investment advisory agreement dated December 29, 1995 (the ''Advisory Agreement''). On November 29, 1994, prior to the Reorganization, shareholders of the Fund approved a substantively identical agreement with the Adviser relating to the management of the Fund's assets. That agreement was replaced by the current Advisory Agreement in the Reorganization. For services provided under the Advisory Agreement, the Adviser receives from the Fund a fee, accrued daily and paid monthly, at an annual rate equal to 0.20% of the Fund's average daily net assets.

ADMINISTRATOR

  Pursuant to an Administrative Services Agreement, ZAMI, as administrator of the Fund, provides the Fund with general office facilities and provides or supervises the overall administration of the Fund including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Fund; the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Fund; preparation of certain documents in connection with meetings of the Board of Directors of the Fund; and the maintenance of books and records of the Fund.

  The Administrative Services Agreement with respect to the Fund provides that ZAMI is entitled to receive an annual fee from the Fund accrued daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, and 0.10% of such assets over $200 million. This fee is approved each year by the directors of Principal Preservation, including a majority of the Independent Directors.

DISTRIBUTOR

  Ziegler serves as the distributor of shares of the Fund and of other
Principal Preservation portfolios pursuant to a Distribution Agreement. The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of Independent Directors, or by a vote of the holders of a majority of the outstanding shares. The agreement may be terminated at any time by either party on 60 days written notice and will automatically terminate if assigned by the Distributor. Principal Preservation reimburses Ziegler for expenses incurred by it in connection with the distribution of the Fund's shares through the Distribution Plan. See ''Distribution Plan.''

SHAREHOLDER SERVICING AGENTS

  Ziegler presently serves as, and other brokers and financial institutions may in the future serve as, shareholder servicing Agents with respect to Class X Shares for shareholder accounts opened and maintained through them by their customers. Such Agents provide shareholder services to the Fund with respect to these accounts pursuant to separate shareholder servicing agreements with Principal Preservation. The services include, among others, (a) providing transfer agent and subtransfer agent services for the Agent's customers who purchase and hold Class X Shares through the Agent; (b) aggregating and processing purchase and redemption orders in Class X Shares for the benefit of the Agent's customers and transmitting and receiving funds in connection therewith, including arranging for the wiring of funds; (c) preparing and distributing statements showing Class X Share ownership information with respect to the Agent's customers who purchase and hold Class X Shares through the Agent;
(d) processing dividend payments and other distributions paid or made on Class X Shares which are owned beneficially by the Agent's customers; (e) providing subaccounting services with respect to Class X Shares purchased and held by the Agent's customers through the Agent; (f) communications, such as proxies, shareholder reports, dividend and tax notices and updated prospectuses relating to Class X Shares owned beneficially by the Agent's customers; (g) receiving, tabulating and transmitting proxies executed with respect to Class X Shares owned beneficially by customers of the Agent; (h) providing necessary personnel and facilities to establish and maintain the shareholder services contemplated by the Shareholder Servicing Agreement; (i) verifying and guaranteeing signatures of the Agent's customers in connection with redemption orders and transfers among and changes in customer-designated accounts holding Class X Shares; (j) furnishing, on behalf of the Distributor (either separately or on an integrated basis with other reports sent by an Agent to its customers) all immediate, monthly and annual statements and confirmations of all purchases and redemptions of Class X Shares in the customer's account(s) required by applicable federal or state law; (k) providing reports requested by the Distributor containing state-by-state listing of the principal residences of the Agent's customers who purchase and hold shares of the Fund through the Agent; and (l) providing such other related services as Principal Preservation or a customer of the Agent reasonably may request.

  Under the Shareholder Servicing Agreement, the Agent receives a fee for providing these services at an annual rate of up to 0.25% of the Fund's average daily net assets representing the Class X Shares purchased and held through the Agent by the Agent's customers. The Agent also is entitled to reimbursement from the Fund for out-of-pocket expenses (as opposed to overhead and other internal expenses of the Agent) that the Agent incurs in connection with providing the services contemplated by the Shareholder Servicing Agreement, including without limitation fees and expenses that the Agent pays to third parties in connection with the processing and mailing of proxies and other shareholder communications to its customers with respect to Fund shares they purchase and hold through the Agent.

  Ziegler provides transfer and dividend disbursing agent and other shareholder account services with respect to all Class Y shareholder accounts and those Class X shareholder accounts that are not serviced separately by a shareholder servicing Agent. Ziegler provides these services pursuant to the terms of its Transfer and Dividend Disbursing Agent Agreement with Principal Preservation, and receives compensation from the Fund deemed reasonable by the Board of Directors of Principal Preservation. The annual rate of compensation is currently $16.00 per shareholder account, which is allocated among the accounts serviced by Ziegler in this capacity. In addition to this compensation, the Transfer and Dividend Disbursing Agent Agreement provides that Ziegler also is entitled to reimbursement from the Fund for any out-of-pocket expenses that Ziegler incurs in connection with providing services under the Agreement, including but not limited to expenses for stationary, postage, telephone and telegraph line toll charges, data communication lines and modems and reasonable travel and living expenses.

CUSTODIAN AND DEPOSITORY; ACCOUNTING/PRICING AGENT

  The Fund serves as custodian for its assets, including cash and securities. Ziegler provides depository, sub-custodial and accounting services to the Fund, including daily valuation of shares, pursuant to a Depository Contract and an Accounting/Pricing Agreement. Under the Depository Contract, Ziegler is entitled to receive compensation for its depository services on an annualized basis as follows: 0.055% of the Fund's average daily net assets for the first $50 million in assets of the Fund; 0.035% of the next $150 million; 0.03% of the next $300 million; and 0.025% of any assets over $500 million. Ziegler is also entitled to receive compensation from the Fund for accounting and pricing services it provides under the Accounting/Pricing Agreement on an annualized basis as follows: 0.04% of 1% of the Fund's average daily net assets for assets between $50 million and $100 million; 0.03 of 1% on assets between $100 million and $200 million; and 0.01% of 1% of any assets over $200 million, with an annual compensation minimum of $15,000 and a maximum of $125,000. Ziegler also serves as the Fund's portfolio securities depository and provides accounting and pricing services to the Fund pursuant to a Depository Agreement and an Accounting/Pricing Services Agreement, respectively. Ziegler receives no compensation for serving as depository, but for its accounting and pricing services receives an annual fee of $3,000 plus reimbursement for out-of-pocket expenses.

EXPENSES

  The Adviser bears all of its expenses for providing services under the Advisory Agreement.

  The respective expenses of the Fund include the compensation of the respective officers and Directors of Principal Preservation who are not affiliated with the Adviser or Ziegler; governmental fees; interest charges; taxes; fees and expenses if any, of independent accountants and legal counsel; and insurance premiums.

  Expenses of the Fund also include all fees allocable to the Fund under Principal Preservation's administrative services, distribution, shareholder servicing and transfer and dividend disbursement agreements with Ziegler; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; its allocated share, together with other portfolios of Principal Preservation, of expenses associated with annual and special shareholder meetings and Director's meetings; expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Fund. See ''Distribution Expenses''below. Fees common to more than one of the Principal Preservation portfolios are pro rated among them based on total assets. Fees of the Fund are allocated equally on a per share basis without regard to class, except for certain expenses which are incurred for the benefit of one of the Classes and not the other (e.g., Rule 12b-1 fees which are incurred exclusively to reimburse the Distributor for expenses it incurs in distributing Class X shares). These latter expenses are allocated entirely to the class they are intended to benefit.
                   DETERMINATION OF NET ASSET VALUE PER SHARE

  Shares are sold at their net asset value per share. There is no sales charge (see ''Purchase Of Shares''). The net asset value of the shares of the Fund is determined and the shares of the Fund are priced as of 12:00 noon (New York time) on each Business Day of the Fund. A ''Business Day'' is a day on which the New York Stock Exchange (the ''Exchange'') is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in money market instruments that the Fund's net asset value might be materially affected. Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of shares of the Fund outstanding at the time the determination is made.

  Although Principal Preservation seeks to maintain the net asset value per share of the Fund at $1.00, there can be no assurance the net asset value will not vary. The valuation of the Fund's securities is based on their amortized cost. For more information concerning the amortized cost method of valuation, see ''Determination of Net Asset Value'' in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Retail Class may be purchased by investors at net asset value with no sales charge through Ziegler, Selected Dealers or shareholder servicing Agents. The minimum initial investment in the Retail Class is $1,000. The subsequent minimum investment in the Retail Class, as provided below, is $50. Shares of the Fund may be purchased in only those states where they may be lawfully sold. The Fund will not issue shares for consideration other than cash except in the case of a bona fide reorganization or statutory merger or in certain other acquisitions of portfolio securities which meet certain criteria in accordance with state securities laws (see ''Purchase of Shares'' in the Statement of Additional Information). Shares may be purchased by sending a check payable to Principal Preservation Portfolios, Inc., 215 North Main Street, West Bend, Wisconsin 53095.

  You may also purchase shares by wire provided you advise Principal Preservation in advance by calling 800-826-4600. Please wire funds to M&I First National Bank, West Bend, Wisconsin (ABA #075909576), for credit to the account of Principal Preservation, account number 692-343-7. Wire purchase instructions must include the name of the Fund, Principal Preservation Cash Reserve Portfolio, and the investor's account number. Wire purchases received by Ziegler prior to 12:00 noon (New York time) on a Business Day are normally effective that day. Wire purchases received after 12:00 noon (New York time) are invested on the next Business Day.

  Orders received by Ziegler or a securities dealer who has entered into a dealer or agency agreement with the Distributor relating to the sale of shares of the Fund (a ''Selected Dealer''), or by a shareholder servicing Agent, prior to 12:00 noon (New York time) will be invested at the net asset value computed at 12:00 noon (New York time). Purchases will therefore be effected on the same day the purchase order is received provided such order is received prior to 12:00 noon (New York time) on any Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Selected Dealer or shareholder servicing Agent must promptly forward the order to Ziegler for the investor to receive the next net asset value. It is anticipated that the net asset value of $1.00 per share of the Fund will remain constant. Although there can be no assurance that a $1.00 net asset value can be maintained on a continual basis, specific investment policies and procedures will be employed to accomplish this result.

  The minimum initial investment is $1,000, and the minimum additional investment is $50 (except for exchanges, the reinvestment of distributions from a Principal Preservation portfolio, the reinvestment of distributions from various unit investment trusts sponsored by Ziegler, contributions for various retirement plans, or the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II, or the reinvestment of interest payments on bonds underwritten by Ziegler). Shareholder servicing Agents may establish higher minimums for persons who purchase shares of the Fund through them, and may change those minimums from time to time in their discretion.

  A complete application must accompany the placement of an order for an initial purchase. No account application is required for subsequent purchases. Completed applications may be sent to Ziegler, the Fund's transfer agent, at the address indicated above. The application may also be sent by facsimile. Please contact the Fund at 1-800-826-4600.

                                  REDEMPTIONS

  You may have any or all of your shares redeemed as described below on any Business Day at the net asset value next determined (see ''Determination Of Net Asset Value Per Share'').

  By Telephone. If you have completed the Telephone Redemption Authorization and signature guarantee sections of the account application, you may redeem shares by calling Principal Preservation at 800-826-4600. This authorization must be on file at least five days prior to the first telephone redemption. This authorization requires a signature guarantee. Redemption will be made by wire to the bank account designated on the account application or a check will be sent to you at the registered address for your account on the business day following the redemption.

  You cannot redeem shares by telephone if you hold stock certificates for those shares. Additionally, shares paid for by personal, corporate, or government check cannot normally be redeemed before the 15th day after the purchase date or until the check clears.

  By establishing the telephone redemption service, you authorize Ziegler or the Fund, as the case may be, to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You should bear in mind that, by establishing the telephone redemption service, you assume some risks for unauthorized transactions. Ziegler and the Fund have implemented, and any other shareholder servicing Agents will be required to implement, procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If either of Ziegler or the Fund or any of their employees fail to abide by these procedures, the Fund may be liable to a shareholder for losses he or she suffers from any resulting unauthorized transaction(s). However, neither Ziegler, the Fund, Principal Preservation, nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

  By Mail.  To redeem shares by mail, send the following information to the
Fund: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number; (2) the stock certificates for the shares being redeemed, if the certificates are held by the shareholder; (3) any required signature guarantees (see ''Signature Guarantees'' below); and (4) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

  The Fund will redeem shares when it has received all necessary documents. You will be notified promptly if your redemption request cannot be accepted. The Fund cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. Questions concerning redemption procedures should be directed to the Fund or your Agent (if Ziegler is your Agent, please call 800-826-4600).

  Signature Guarantees. To protect you, your Agent and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to be sure that you are the person who has authorized a redemption from their account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail which request that the proceeds be wired to a bank; (3) authorizations to redeem by telephone; and (4) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

  The Fund will accept signature guarantees from all institutions which are eligible to provide them under federal or state law, provided the individual giving the signature guarantee is authorized to do so. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

  Sending Redemption Proceeds. The Fund will not send redemption proceeds until all payments for the shares being redeemed have cleared, which normally takes 15 days from the receipt of payment for the shares.

  By Mail. The Fund mails checks for redemption proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents.

  By Wire. The Fund will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. Ziegler currently deducts a $10.00 wire charge from the redemption proceeds. The Fund will advise you of any wire charges it imposes. These charges are subject to change. You will be responsible for any charges which your bank may make for receiving wires.

  Checkwriting. Upon request, investors will be provided with checks to be drawn on the Fund (''Redemption Checks''). Redemption Checks may be written for amounts not exceeding $500,000. Investors who write Redemption Checks for amounts under $250 will be charged a $10.00 service fee per check. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed as of the next determined net asset value to cover any amounts paid. Investors continue earning income dividends until Redemption Checks are presented for payment. Investors wishing to use this method of redemption must complete and return the Account Information Form, which is available from the Fund. Redemption Checks should not be used to close your account. The Fund reserves the right to modify or terminate this privilege at any time. Redemption Checks may not be available through Agents other than Ziegler. In addition, these Agents may impose other fees and minimum balance requirements as a condition to checkwriting privileges. With the Fund's approval, minimum amount requirements for Redemption Checks may also vary.

  Unless otherwise authorized on the Account Information Form, Redemption Checks must be signed by all account owners. If the Fund receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any Redemption Check. Shares purchased by check may not be redeemed via Redemption Check until 15 days after receipt of funds for said shares. Investors may not use checkwriting to redeem shares held in certificated form.

  Your Agent or the Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a Redemption Check for less than $250 is presented for payment, (b) the amount of a Redemption Check presented for payment exceeds the value of the investor's account, (c) a Redemption Check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

  Redemption Through Securities Brokers. Shares can also be redeemed through a securities dealer, who may charge a fee.

  Conditions on Redemptions. For accounts opened prior to May 1, 1995, if, due to redemption, your account in the Fund drops below $500 for three months or more, the Fund has the right to redeem your account, after giving 60 days notice, unless you make additional investments to bring the account value to $1,000 or more.

  The Fund may suspend the right to redeem shares for any period during which
(a) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (b) there is an emergency as a result of which it is not reasonably practical for the Fund to sell its securities or to calculate the fair value of its net assets; or (c) the Securities and Exchange Commission may permit for the protection of the Fund's shareholders, Principal Preservation's Board of Directors may determine that it may not be reasonably practical for the Fund to calculate the fair value of its net assets, and therefore it is possible that the Fund will suspend the right to redeem shares.

  It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Fund.

                              SHAREHOLDER SERVICES

  Principal Preservation offers a number of shareholder services designed to facilitate investment in shares of the Fund. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained from Principal Preservation or Ziegler. Some of the services described below may not be available from all shareholder servicing Agents. Shareholders and prospective investors should check with their Agent to determine if the Agent makes all of these services available.

  Automatic Investment Plan. An Automatic Investment Plan (''AIP'') may be established at any time. The minimum initial investment to participate in the AIP is $100 ($50 if your account is valued at more than $1,000). Minimum subsequent monthly deposits are $100. By participating in the AIP, you may automatically make purchases of Fund shares on a regular, convenient basis. Under the AIP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of shares. The AIP can be implemented with any financial institutions that will accept the debits. There is no service fee for participating in the AIP. An application and instructions on establishing an AIP are available from your shareholder servicing Agent or Principal Preservation.

  Periodic Withdrawal Plan. You may establish a periodic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Fund (except for distributions from an IRA). The periodic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum periodic withdrawal plan amount is $150 per month. Normally, you would not make regular investments at the same time you are receiving periodic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The periodic withdrawal plan may be terminated at any time by written notice.

  Reinvestment of Distributions or Interest Payments. Unitholders of Ziegler sponsored unit investment trusts, bondholders of Ziegler Mortgage Securities, Inc. II bonds and purchasers of bonds underwritten by Ziegler may purchase shares of the Fund by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest payments on their bonds underwritten by Ziegler. Unitholders and bondholders desiring to participate in this plan should contact Ziegler for further information.

  Tax Sheltered Retirement Plans. Shares of the Fund are available for purchase in connection with the following tax- sheltered plans. Forms of plans are available for (a) Individual Retirement Accounts, (b) 401(k) Plans, (c) Simplified Employee Pensions (SEPs), and (d) 403(b) Plans for employees of most nonprofit organizations. Copies of the plans and other information are available from the Distributor. They should be carefully reviewed and considered with your tax or financial adviser. IRA investors do not receive the benefits of long-term capital gains treatment when funds are distributed from their account. For further information regarding plan administration, custodial fees and other details, investors should contact Ziegler.

  Exchange Privilege. Provided the minimum investment requirement applicable to the Fund is met, shares of the Fund may be exchanged for shares of any other Principal Preservation portfolio in any state where the exchange may legally be made. The standard sales commission applicable to purchases of shares of the other Principal Preservation portfolio (as disclosed in the then current prospectus for that Principal Preservation portfolio) will be charged in connection with the exchange. However, if the shares of the Fund being exchanged were initially acquired by exchange of shares from another Principal Preservation portfolio on which a sales commission was paid, the previously-paid sales commission will be credited against the amount of any sales commission applicable to the exchange; provided, if a front-end sales commission was previously paid with respect to the shares of the Fund being exchanged and the investment represented by such shares has been held in one or more Principal Preservation portfolios continuously for at least one year prior to the proposed exchange, then no additional sales commission will be charged in connection with the exchange. Before engaging in any such exchange, a shareholder should obtain from Ziegler and carefully read the current prospectus relating to the Principal Preservation portfolio into which he or she intends to exchange.

  In order to effect an exchange on a particular Business Day, Ziegler must receive a completed exchange authorization form or other written instructions, signed by all account owners, no later than 3:00 p.m. Eastern Time. Exchange authorization forms may be obtained from, and should be returned to, Ziegler at 215 North Main Street, West Bend, Wisconsin 53095. Ziegler may accept instructions from Selected Dealers or shareholder servicing Agents, subject to certain conditions and requirements, for the exchange of shares held in an investor's account. Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide shareholders at least 60 days' prior notice of any change that adversely affects their rights under this exchange privilege. All exchanges are subject to the conditions described above under ''Redemptions.''

  An exchange of shares is considered a sale for tax purposes and a shareholder in the Fund will realize a gain or loss for federal income tax purposes on the related redemption of his or her shares in the Fund.

            DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

  The Fund determines its net income and realized capital gains, if any, on each Business Day and allocates all such income and gain pro rata among the Fund at the time of such determination. Principal Preservation declares dividends from the Fund's income on each Business Day and pays cash dividends for the preceding month within the first five Business Days of each month. The Fund reserves the right to include realized short-term gains, if any, in any such daily dividends. Distributions of the Fund's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryovers. Since the Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, Principal Preservation expects to make such other distributions as are necessary to avoid the application of this tax. Unless a shareholder instructs Principal Preservation to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at net asset value in additional shares of the Fund.

                                   TAX STATUS

  Principal Preservation intends to qualify the Fund as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the ''Code''). Provided the Fund meets the requirements imposed by the Code, the Fund will not pay any federal income or excise taxes. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Principal Preservation does not expect that the Fund will realize long-term capital gains and thus does not contemplate paying distributions taxable to shareholders as long-term capital gains. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

  Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Fund under state and local laws generally and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government securities are exempt from any applicable state or local income taxes.

                             DESCRIPTION OF SHARES

  The authorized common stock of Principal Preservation consists of one billion shares, par value $0.001 per share. The shares of Principal Preservation presently are divided into nine series, including Cash Reserve. Presently 400 million shares of Principal Preservation's shares of common stock are allocated to the Cash Reserve series, which consists of two Classes of common stock, the Institutional Class and the Retail Class. Each class is presently allocated 200 million shares of Principal Preservation authorized common stock. The Board of Directors of Principal Preservation may authorize the issuance of additional series of common stock (portfolios), and/or additional classes within any such series, and may increase or decrease the number of such shares in each series and/or any such class(es).

  Each share of each series of Principal Preservation (including each share of the Classes) is entitled to one vote on each matter presented to shareholders of that series. For matters that affect both Classes similarly (such as election of directors, ratification of accountants, etc), holders of the separate Classes of shares will vote together. On matters that affect the rights and privileges appertaining to the shares of one class of Cash Reserve differently from the rights and privileges appertaining to the other class, the shareholders of each class will vote separately and, in order to be approved with respect to the affected class, the requisite approval must be obtained from the holders of shares within that class. Each share of Cash Reserve (including both Classes) is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to Cash Reserve, and all shares of Cash Reserve have equal rights in the event of a liquidation of Cash Reserve. Shares of both Classes of Cash Reserve are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the class as full shares in that class. Shares do not have cumulative voting rights.

  As a Maryland corporation, Principal Preservation is not required to hold annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. On matters affecting an individual series (including Cash Reserve), such as approval of advisory or sub-advisory contracts and changes in fundamental investment policies of that series, a separate vote of the shares of that series is required. Shares of a series are not entitled to vote on any matter not affecting that series. All shares of each series vote together in the election of Directors.

  As defined in the 1940 Act and as used in this Prospectus, the phrase ''majority vote of the outstanding voting securities'' means the vote of the lesser of: (1) 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (2) more than 50% of the outstanding voting securities.

                               DISTRIBUTION PLAN

  The Fund is authorized under a Distribution Plan (the ''Plan'') pursuant to Rule 12b-1 under the Act to use a portion of its assets to finance certain activities relating to the distribution of its Class X Shares to investors. The Plan permits payments to be made by the Fund to Ziegler to reimburse it for expenditures incurred by it in connection with the distribution of shares to investors. These payments include, but are not limited to, the payment of trail commissions to Ziegler and Selected Dealers, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities. Plan payments may also be made to reimburse Ziegler for its overhead expenses related to distribution of shares. No reimbursement may be made under the Plan for expenses of the past fiscal years or in contemplation of expenses for future fiscal years. Currently, Principal Preservation expects that all of the Fund's payments under the Plan will be used to pay trail commissions. These commissions are accrued daily and paid quarterly to Ziegler or to Selected Dealers and are equal on an annual basis to 0.15% of the average daily net assets of the Fund.

  Under the Plan, the payments as to the Fund may not exceed an amount computed at an annual rate of 0.15 of 1% of the average daily net assets. The Distribution Plan continues in effect, if not sooner terminated in accordance with its terms, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of the Adviser. For further information regarding the Distribution Plan, see the Statement of Additional Information.

                               OTHER INFORMATION

  Transfer and Dividend Disbursing Agent. B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 acts as transfer and dividend disbursing agent for the Fund pursuant to an agreement with Principal Preservation. For its services provided thereunder, Ziegler may collect certain fees, based on the number of accounts, as agreed upon from time to time between Ziegler and Principal Preservation (currently $16.00 per account). See ''Management-Shareholder Servicing Agents.''

  Shareholder Statements and Reports. Shareholders receive confirmations at least quarterly regarding their transactions and reports at least semiannually setting forth various financial and other information related to the Fund.
  Shareholder Inquiries. Shareholder inquiries may be directed to Principal Preservation at 215 North Main Street, West Bend, Wisconsin 53095; or by telephone at (800-826-4600).

  Performance Information. From time to time, the Fund may provide yield, effective yield, and/or total rate of return quotations and may also quote fund rankings in the relevant fund category from various sources, such as Lipper Analytical Services, Inc. and IBC/Donoghue's Money Fund Report. The current yield for the Fund will be calculated by dividend net investment income per share during a recent 7-day period by the net asset value per share on the last day of the period and annualizing the resulting quotient. The effective yield takes into account the effects of compounding over the same 7-day period. Total rate of return quotations will reflect the average annual percentage change overstated periods in the value of an investment in the Fund. Yield reflects only net portfolio income as of a stated time, while total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its yield, effective yield, and total rate of return, see the Statement of Additional Information.

  Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield, effective yield, or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

PRINCIPAL PRESERVATION CASH RESERVE PORTFOLIO (THE ''PORTFOLIO'') CLASS X COMMON
                             STOCK  (RETAIL CLASS)
                            ACCOUNT APPLICATION FORM

MAKE CHECK OR                                 MAIL TO: Principal Preservation
                                                       215 North Main Street
                                                       West Bend, WI  53095
MONEY ORDER PAYABLE TO: Principal Preservation Cash Reserve Portfolio Class X Common Stock


------------------------------------------------------------------------------
ACCOUNT REGISTRATION
Individual
------------------------------------------------------------------------------
    First           Middle Initial               Last Name

Joint Owner
------------------------------------------------------------------------------
First               Middle Initial               Last Name
(In case of joint registration, a joint tenancy with right of survivorship will be presumed, unless otherwise indicated.)

Uniform Gift To Minor
                     ---------------------------------------------------------
                                                 Custodian's Name
Other
------------------------------------------------------------------------------
    Name of corporation, other organization or fiduciary; if trust, state trustee, maker and date of trust

-------------------------------------------------------------------------------
Print - Street Address                  (Area code)    Telephone No. (optional)

-------------------------------------------------------------------------------
City                            State                           Zip Code

Citizen of:                United States     Other
                                                  ----------------------------
                                                            (please specify)

------------------------------------------------------------------------------
INVESTMENT
The amount I wish to invest in Principal Preservation Cash Reserve Portfolio
Class X shares is $                (minimum $1,000)
                  ----------------

------------------------------------------------------------------------------
REQUEST FOR INFORMATION
I am interested in the following. Please send me a prospectus:

Government, S&P 100 Plus, Insured Tax-Exempt, Tax-Exempt, Dividend Achievers and Balanced Portfolios

------------------------------------------------------------------------------
METHOD OF PAYMENT
Shares purchased by personal or corporate check may not be redeemed by telephone or otherwise until 15 days after investment date.

Personal Check or   Other
                         -----------------
                         (specify)

------------------------------------------------------------------------------
DIVIDEND AND DISTRIBUTION OPTIONS

Until I advise you to the contrary, I elect to:
Reinvest all dividends and capital gain distributions.

Receive dividends in cash and reinvest capital gains.

Receive all distributions in cash.

(If no box is checked, all dividends and capital gain distributions will be reinvested in additional Class X shares.)


------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN (''AIP'')
If you select this option please review the terms and conditions in the Prospectus. I hereby authorize the Portfolio to withdraw from my checking
account: $               ($100 minimum) on or about the  5th or  20th of each
          --------------
month.

An account must be previously established or a check in the amount of at least $1,000 must accompany application to be used to purchase Class X shares. Through the financial institution as follows:

-----------------------------------------------------------------------------
       Name of Financial Institution                   Branch Name and Number

-----------------------------------------------------------------------------
                                  Address of Financial Institution

Please attach an unsigned and voided check from the checking account you wish to use for the Automatic Investment Plan. Write ''Void'' across the face of the check. Your check must be imprinted with all name(s) on your bank account and carry your financial institution's magnetic ink coding numbers across the bottom.
Signature                                  Signature                      Date

------------------------------------------------------------------------------
(If your checking account is held by more than one person, all account holders must sign this application.)

                       THIS FORM MUST BE ACCOMPANIED BY A PROSPECTUS.PP 341-1/96

------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS - By wire to:

------------------------------------------------------------------------------
                           Bank Name and Your Bank ABA Routing Number

------------------------------------------------------------------------------
           Bank Address - Street                       Name of Bank Account

------------------------------------------------------------------------------
    City           State            Zip               Your Bank Account Number
  If you request Telephone Redemptions, you must obtain a Signature Guarantee
                                    (below).

------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PAYMENT
Beginning                , 19      please send checks in the amount of
          ---------------     ----
$                 .
 -----------------                      ------------------------------
($250 minimum)                                    Bank or Payee's Name

                                        ------------------------------
Monthly                 Quarterly                       Account Number
       -----------------         -------------------
Please allow 30 days to start a
program. Checks will be sent
                                        ------------------------------
on the 26th day of each month                                    Name
(the next business day if a
holiday).
                                        ------------------------------
                                                       Street Address
Payment to be made to registered
                                        ------------------------------
owner's address of                      City           State     Zip
record.

Payment to be made to other than
registered shareholders,identified at right:
If you request payments to be made other than to the registered shareholder, you must obtain a Signature Guarantee (below).

------------------------------------------------------------------------------
SIGNATURE (This section must be filled out by new accounts.)
By the execution of this Application the investor represents and warrants that he has full right, power and authority, and, if a natural person, is of legal age in his state of residence, to make the investment applied for pursuant to this Application, and the person or persons, if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application, and to purchase or redeem shares of the Fund on behalf of the investor. The investor hereby affirms that he has received a current Prospectus. ''Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.''
               X                                             X
               ----------------------------------------------------------------
                       Signature of Applicant        Date    Signature of Joint
                                                             Registrant, if any

ONLY INDIVIDUALS
                -------------------------        -----------------------------
1. FILL IN         Social Security Number         Print Name of Taxpayer
                                                  Whose Number Appears at Left
-----OR-----------------------------------------------------------------------
ONLY CORPORATIONS,
                                                       -----------------------
2. PARTNERSHIPS,                                       Firm Name
   TRUSTS
                          -----------------       ----------------------------
 INSTITUTIONS                   Date              Signature and Title
  FILL IN
                       -------------------------------------------------------
                       Taxpayer Identification   Date        Signature
                               Number                         and Title


------------------------------------------------------------------------------
SIGNATURE GUARANTEE (Required for Telephone Redemptions or Systematic Withdrawal Payment options, if chosen above.) Signature(s) Guaranteed by commercial bank or trust company or member firm of a national stock exchange.

By:---------------------------------------------------------------------------
             (Authorized Signature)                    Name of Bank or Firm

------------------------------------------------------------------------------
DEALER IDENTIFICATION
B.C. Ziegler and Company (the ''Distributor''), acts as agent in all purchases by the investor of the Fund's Class X shares. The Distributor and the authorized dealer, if any, named below each authorizes and appoints B.C. Ziegler and Company to act as its agent to execute the purchase of Fund Class X shares by the investor, whether the payment is received from the Distributor, the authorized dealer or directly from the investor, and to confirm such purchases on their behalf.

------------------------------------------------------------------------------
                                         Dealer's Name

------------------------------------------------------------------------------
Home Office Address                          City       State         Zip Code
By
------------------------------------------------------------------------------
Authorized Signature of Dealer            Address of Office Servicing Account

------------------------------------------------------------------------------
Branch No.         Salesman's No.       Salesman's Last Name     Dealer No.

                               TABLE OF CONTENTS
                                                               PAGE
Questions and Answers..........                                  2
Expenses.......................                                  3
Financial Highlights...........                                  4
Investment Objective and Policies                                5
Management.....................                                 10
Determination of Net Asset Value Per Share                      13
Purchase of Shares.............                                 13
Redemptions....................                                 14
Shareholder Services...........                                 16
Dividends, Capital Gains Distributions and Reinvestments        17
Tax Status.....................                                 17
Description of Shares..........                                 18
Distribution Plan..............                                 18
Other Information..............                                 19


PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095


INVESTMENT ADVISER & ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095


DISTRIBUTOR, TRANSFER
AND DIVIDEND DISBURSING AGENT,
SHAREHOLDER SERVICING AGENT AND
DEPOSITORY AND ACCOUNTING AGENT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095


COUNSEL
   Quarles &Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS
   Price Waterhouse LLP
   100 East Wisconsin Avenue
   Suite 1500
   Milwaukee, Wisconsin 53202

PP880-1/96

(Principal Preservation Logo)

                             Cash Reserve Portfolio
                                 Class X Shares
                                 (Retail Class)

                                JANUARY 2, 1996

                                   PROSPECTUS

                               TABLE OF CONTENTS
                                                               PAGE
Questions and Answers..........                                  2
Expenses.......................                                  3
Financial Highlights...........                                  4
Investment Objective and Policies                                5
Management.....................                                 10
Determination of Net Asset Value Per Share                      13
Purchase of Shares.............                                 13
Redemptions....................                                 14
Shareholder Services...........                                 16
Dividends, Capital Gains Distributions and Reinvestments        17
Tax Status.....................                                 17
Description of Shares..........                                 18
Distribution Plan..............                                 18
Other Information..............                                 19


PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095


INVESTMENT ADVISER & ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095


DISTRIBUTOR, TRANSFER
AND DIVIDEND DISBURSING AGENT,
SHAREHOLDER SERVICING AGENT AND
DEPOSITORY AND ACCOUNTING AGENT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

COUNSEL
   Quarles &Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS
   Price Waterhouse LLP
   100 East Wisconsin Avenue
   Suite 1500
   Milwaukee, Wisconsin 53202

BCZ240-1/96

CASH
RESERVE
PORTFOLIO

CLASS X SHARES
(RETAIL CLASS)

PROSPECTUS

January 2, 1996

(B.C. Ziegler and Company Logo)
Quality Investments Since 1902

STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 2, 1996
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
CASH RESERVE PORTFOLIO
CLASS X COMMON STOCK (RETAIL CLASS)
215 North Main Street
West Bend, Wisconsin  53095
800-826-4600

     This Statement of Additional Information and the prospectus to which it relates describe the Class X Common Stock ("Class X Shares" or "Retail Class") of the Principal Preservation Cash Reserve Portfolio (the "Fund"), one of several separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. Terms not otherwise defined herein have the same meaning as in the Prospectus.

     The Fund seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.


------------------------------------------------------------------------------

                     STATEMENT OF ADDITIONAL INFORMATION

------------------------------------------------------------------------------

     Shares may be purchased, and a prospectus may be obtained, directly from the Distributor, B.C. Ziegler and Company, Inc., 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, from Selected Dealers who have entered into Selected Dealer Agreements with the Distributor, or from shareholder servicing Agents who have entered into Shareholder Servicing Agreements with Principal Preservation (see the Prospectus dated January 2, 1996 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus.



                              TABLE OF CONTENTS
THE FUND......................................................  2

INVESTMENT PROGRAM............................................  2

INVESTMENT RESTRICTIONS.......................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES................ 11

MANAGEMENT OF PRINCIPAL PRESERVATION.......................... 12

PERFORMANCE INFORMATION....................................... 20

DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION
  OF SECURITIES; REDEMPTION IN KIND........................... 21

PURCHASE OF SHARES............................................ 23

TAX STATUS.................................................... 23

DISTRIBUTION EXPENSES......................................... 24

COUNSEL AND INDEPENDENT ACCOUNTANTS........................... 27

EXPERTS....................................................... 27

FINANCIAL STATEMENTS.......................................... 27

APPENDIX......................................................A-1




                                   THE FUND

     The Fund was established in 1993 with a single class of common stock and operated as a retail spoke of a two-tiered, master/feeder fund structure through December 31, 1995. Effective January 1, 1996, the Fund was recapitalized with two classes of stock, the Class X Shares and Class Y Common Stock (the "Institutional Class" or "Class Y Shares"). At that time each outstanding share of Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of the Retail Class, and shares of the Institutional Class were issued in exchange for the outstanding shares of an institutional money market fund that operated within the same master/feeder fund structure.

                              INVESTMENT PROGRAM

     As described above and in the Fund's Prospectus, Class X Shares of the Fund are designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

     The following information supplements and should be read in conjunction
     -----------------------------------------------------------------------

with the section in the Prospectus entitled "Investment Objective and Policies."
--------------------------------------------------------------------------------


     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the conditions of Rule 144A under the 1933 Act. The Fund also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

     The Adviser considers the legally restricted but readily saleable
Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of Principal Preservation, if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Adviser monitors the liquidity of the Fund's investments in
Section 4(2) and Rule 144A paper on a continuous basis.

     Variable Rate and Floating Rate Demand Securities. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Unsecured Promissory Notes. The Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Directors of Principal Preservation to present minimal credit risks and will meet the quality criteria set forth in the Prospectus under "Investment Policies." The Fund will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

     Participation Interests. The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Lending of Portfolio Securities. To a limited extent, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed 33 1/3% of the value of the Fund's total assets. From time to time, the Fund may return to the borrower and/or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Fund must receive at least 100% cash collateral from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

     Foreign Securities. The Fund may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The Fund may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund will reduce its net income available for distribution to its investors (e.g., the Retail Class). In selecting foreign securities, the
           ----
Adviser will consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.

     Investments In Other Investment Companies. An investment by the Fund in other investment companies -- which is limited by fundamental investment restriction (13) below -- may cause the Fund to incur increased costs of administration and distribution expenses.

     Securities Rating Criteria. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.


                           INVESTMENT RESTRICTIONS

     The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund, which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

     As a matter of fundamental policy, the Fund may not:

     1.   Issue senior securities.

     2. Borrow money, except from banks or through repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33.33% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except
(i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

     4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Fund's investments in all such classes of securities would exceed 5% of the Fund's total assets.

     5.   Sell securities short or purchase securities on margin.

     6. Act as underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of a portfolio security.

     7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Fund cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Fund may not invest in time deposits maturing in more than seven days.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

     9. Make short-term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Fund may lend its portfolio securities in an amount not to exceed 33.33% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Directors.

     10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     12.  Invest in companies for the purpose of exercising control.

     13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Fund, as the case may be, to be invested in investment company securities, provided that:
(i) the Fund will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Fund, or more than 5% of the value of the total assets of the Fund, would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Fund of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

     14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's aggregate investment in all classes of such securities will exceed 5% of its total assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     Principal Preservation may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. In the event that, once such a commitment is made, the state restrictions with respect to which the commitment was made are modified or repealed, Principal Preservation reserves the right to correspondingly modify or revoke the commitment; provided no such action on the part of Principal Preservation may result in an investment restriction that is less restrictive than restrictions 1-14 above. Should Principal Preservation determine that, once made, any such commitment is no longer in the best interests of Fund and its shareholders, Principal Preservation reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


                PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

     Subject to the general supervision of the Directors, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount.
 On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

     The Adviser currently serves as investment manager to a number of clients, and may in the future act as investment manager or adviser to others, including other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocation among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Fund and other client accounts.

     The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.
 The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Fund, the Fund will not purchase securities at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

     In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers whom the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

     The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Adviser by any amount that may be attributable to the value of such services.


                     MANAGEMENT OF PRINCIPAL PRESERVATION

     The Directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Directors of Principal Preservation who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.



                             Position with           Principal
                               Principal         Occupation During
Name and Address             Preservation         Past Five Years
----------------             -------------       ----------------


R. D. Ziegler*               President and       Since 1973 Chairman
                             Director            and Director and,
                                                 prior to 1990, Chief
                                                 Executive Officer, and
                                                 prior to 1986,
                                                 President, The Ziegler
                                                 Companies, Inc. and B.C.
                                                 Ziegler and Company;
                                                 Chairman and Director,
                                                 Ziegler Asset
                                                 Management, Inc.;
                                                 Director, Johnson
                                                 Controls, Inc.
                                                 (manufacturing).

Robert J. Tuszynski*         Vice President      Vice President, Director
                             and Director        of Mutual Funds, B.C. Ziegler
                                                 and Company, since 1987.

Richard H. Aster, M.D.       Director            President and Director
1701 W. Wisconsin Ave.                           of Research, The Blood
Milwaukee, WI  53233                             Center of Southeastern
                                                 Wisconsin, Inc.

Augustine J. English         Director            Retired; President,
P. O. Box 2353                                   Tupperware North America
Orlando, FL  32802                               from 1990 to 1994
                                                 (manufacturing); prior to 1990,
                                                 President, The West Bend
                                                 Company (manufacturing), a
                                                 division of Dart Industries, a
                                                 subsidiary of Premark
                                                 International, Inc., of which
                                                 Mr. English was a Group Vice
                                                 President.

Stephen A. Roell             Director            Vice President, Chief
c/o Johnson Controls,                            Financial Officer and
  Inc.                                           Assistant Secretary,
5757 North Green Bay                             Johnson Controls, Inc.
  Road                                           since 1991; Corporate
P.O. Box 591                                     Controller and Assistant
Milwaukee, WI  53201                             Secretary, Johnson Controls,
                                                 Inc. from 1990 to 1991;
                                                 Treasurer, Johnson Controls,
                                                 Inc. from 1987 to 1991.

John H. Lauderdale           Vice President-     Wholesaler, B.C.
                             Director of         Ziegler and Company
                             Marketing           since 1991; prior thereto
                                                 Account Executive, The Patten
                                                 Company.

Jay Ferrara                  Treasurer           Assistant Vice
                                                 President, B.C. Ziegler and
                                                 Company, since 1994;
                                                 Controller, California
                                                 Investment Trust, from 1993 to
                                                 1994; prior thereto, Senior
                                                 Fund Accountant, Wells Fargo
                                                 Nikko Investment Advisors.


S. Charles O'Meara           Secretary           Senior Vice President and
                                                 General Counsel, B.C. Ziegler
                                                 and Company since 1993; prior
                                                 thereto, Partner, O'Meara,
                                                 Eckert, Pouros & Gonring (law
                                                 firm).


  Principal Preservation pays the compensation of the three Principal Preservation Directors who are not officers, directors or employees of Ziegler. They receive an annual fee of $12,000 and an additional $450 for each Board or Committee meeting attended. The Fund pays a pro rata portion of these fees. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.

  The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1995. Each series of Principal Preservation, including the Fund, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.

                                                                     TOTAL
                                     PENSION OR                  COMPENSATION
                                     RETIREMENT                      FROM
                                    BENEFITS                   PRINCIPAL
 NAME OF PERSON       AGGREGATE      ACCRUED                     PRESERVATION
       AND          COMPENSATION     AS PART OF     ESTIMATED         AND
  POSITION WITH         FROM         PRINCIPAL        ANNUAL     FUND COMPLEX
    PRINCIPAL         PRINCIPAL    PRESERVATION'S    BENEFITS         OF
   PRESERVATION     PRESERVATION      EXPENSES         UPON         WHICH
     ----------     ------------     --------       RETIREMENT    PRINCIPAL
                                                    ----------  PRESERVATION
                                                              IS A PART(1)<F1>
                                                                 ------------

R. D. Ziegler,           -0-            -0-            -0-            -0-
 President and
 Director

Robert J.                -0-            -0-            -0-            -0-
Tuszynski,
 Vice President
 and Director

Richard H. Aster,      $13,800          -0-            -0-          $13,800
M.D. Director

Augustine J.           $13,800          -0-            -0-          $13,800
English,
 Director

Stephen A. Roell,      $13,800          -0-            -0-          $13,800
 Director

(1)<F1>No director or officer of Principal Preservation received compensation from any other investment company within the same fund complex as Principal Preservation.

  At November 29, 1995, Principal Preservation's Directors and officers as a group owned less than 1% of the shares of the Fund. As of that date, B.C. Ziegler and Company, pursuant to shareholder servicing arrangements discussed herein, owned of record 66.1% of the Fund's outstanding shares. No other person was known to own, of record or beneficially, 5% or more of the outstanding shares of the Fund as of that date.


INVESTMENT ADVISER

     The Adviser, Ziegler Asset Management, Inc. ("ZAMI"), manages the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the investment policies described herein. Subject to such further policies as the Board of Directors may determine, the Adviser makes investment decisions for the Fund. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund.

  The Advisory Agreement provides that the Adviser may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by majority vote of the investors in the Fund (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of the Board of Directors, or by the Adviser on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

  For its services under the Advisory Agreement, the Adviser receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Fund's average daily net assets. Pursuant to the Advisory Agreement, for the period from April 5, 1993 (commencement of operations) through December 31, 1993, and for the year ended December 31, 1994, the Fund accrued investment advisory fees of $82,150 and $227,681, respectively, of which $1,501 and $106,369, respectively, was waived voluntarily.

ADMINISTRATIVE SERVICES

  Fund Administrative Services.  ZAMI provides certain administrative services
  ----------------------------
to Principal Preservation, on behalf of the Fund, including: (a) providing office space, equipment and clerical personnel necessary for maintaining the organization of Principal Preservation; (b) providing personnel to serve as directors, officers and employees of Principal Preservation to the extent requested by Principal Preservation and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of Principal Preservation, including negotiation of contracts and fees with, and the monitoring of performance and billings of, Principal Preservation's independent contractors or agents; (c) preparing and, if applicable, filing all documents required for compliance by Principal Preservation with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of Principal Preservation and committees thereof and shareholders of the Fund; and (f) maintaining other books and records of Principal Preservation. ZAMI has agreed to provide these services pursuant to an Administrative Services Agreement.

  The Administrative Services Agreement provides that it will continue in effect from year to year, as long as approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of the Fund and in either case by a majority of the Directors who are not parties to the relevant Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Agreement provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement.

  For providing the services contemplated by the Administrative Services Agreement, ZAMI is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.15 of 1% of the Fund's average daily net assets. Prior to January 1, 1996, Ziegler provided administrative services to the Fund under the terms of an administrative services agreement with terms substantively identical to those of the ZAMI Administrative Services Agreement. For the period from April 5, 1993 (commencement of operations) through December 31, 1993, and for the year ended December 31, 1994, the Fund accrued administrative fees aggregating $46,769 and $81,596, respectively, of which Ziegler voluntarily reimbursed $25,946 and $66,088, respectively.

  Accounting/Pricing Agreement.  Pursuant to the terms of an Accounting/Pricing
  ----------------------------
Agreement between Ziegler and Principal Preservation, Ziegler provides fund accounting and net asset value calculation services to the Fund. Under this Accounting/Pricing Agreement, Ziegler is entitled to compensation at a rate approved annually by the Board of Directors, plus reimbursement for reasonable out-of-pocket expenses. The Fund currently pays Ziegler a monthly fee at an annual rate of 0.04 of 1% on average daily net assets between $50 million and $100 million, 0.03 of 1% on the next $100 million, and 0.01 of 1% on average daily net assets in excess of $200 million, subject to a minimum annual fee of $15,000 and a maximum annual fee of $125,000. For the period from April 5, 1993 (commencement of operations) through December 31, 1993, and for the year ended December 31, 1994, the Fund accrued fees under the Accounting/Pricing Agreement aggregating $20,310 and $38,311, respectively.

  The services provided by Ziegler to the Fund under the Accounting/Pricing Agreement include daily calculation of net asset value per share, maintenance of original entry documents and books of record and general ledgers of the Fund, posting of cash receipts and disbursements, reconciliation of bank account balances on a monthly basis, recording purchases and sales based upon com-munications from the Fund's portfolio managers, and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Fund. The Accounting/Pricing Agreement provides that Ziegler may render fund accounting and pricing services to others, continues in effect from year to year if approved by a majority of the Board of Directors, terminates automatically if it is assigned, and may be terminated without penalty by a majority vote of the investors in the Fund, with the vote of each investor being in proportion to the amount of their respective investments. The Accounting/Pricing Agreement also provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Accounting/Pricing Agreement relates, except for loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its or their duties on behalf of the Fund or from reckless disregard by Ziegler or any of its personnel of the duties of Ziegler under the Accounting/Pricing Agreement. Ziegler's liability under the Accounting/Pricing Agreement is limited in all events to one-year's fees received by Ziegler under the Accounting/Pricing Agreement.

CUSTODIAN AND DEPOSITORY SERVICES

  The Fund acts as custodian of its own assets (i.e., cash and its interest in
                                                ----
the portfolio securities). Pursuant to a Depository Contract, Ziegler, a registered broker-dealer and registered investment adviser, acts as depository of the Fund's assets. For providing services as Depository to the Fund, Ziegler is entitled to reasonable compensation and reimbursement for expenses as agreed upon from time to time between Ziegler and the Fund. The Fund currently pays Ziegler a monthly fee under the Depository Contract at an annual rate of 0.055 of 1% on the first $50 million of the Fund's average daily net assets, 0.035 of 1% on the next $150 million, 0.030 of 1% on the next $300 million and 0.025 of 1% on average daily net assets in excess of $500 million, subject to a minimum annual fee of $15,000. For the period April 5, 1993 through December 31, 1993, and for the year ended December 31, 1994, fees accrued with respect to the Fund's portfolio securities under a Depository Contract, substantively identical to the Fund's, aggregated $21,298 and $58,942, respectively.

  Ziegler's responsibilities as Depository for the Fund include safeguarding and controlling its securities and other assets, handling the receipt and delivery of securities, determining income and collecting interest on its investments, and maintaining books of original entry for Fund accounting purposes and other required books and accounts. Securities held by the Fund may be deposited into authorized securities depositaries such as the Federal Reserve-Treasury Department Book Entry System and the Depository Trust Company, and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Directors.


SHAREHOLDER SERVICES

  Ziegler has, and certain other brokers and financial institutions in the future may, enter into shareholder servicing agreements with Principal Preservation pursuant to which they provide shareholder services to the Fund. Under such agreements, the shareholder servicing Agents maintain shareholder accounts for Class X Shares of the Fund and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts.
 For providing these services, each Agent receives a fee at an annual rate of up to 0.25 of 1% of that portion of the Fund's average daily net assets allocated to Class X Shares owned by the customers of such Agent and held in the shareholder accounts maintained by the Agent. An Agent may impose additional service charges and fees on its customer's accounts. The Agent must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Fund. Each shareholder servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each shareholder servicing agreement provides that the Agent thereunder shall be indemnified by Principal Preservation for any action taken or omitted by the Agent under the agreement except for, (a) the bad faith or negligence of the Agent, its officers, employees or agents, or (b) any breach of applicable law by the Agent, its officers, employees or agents, or (c) any action of the Agent, its officers, employees or agents which exceeds the legal authority of the Agent or its authority under its shareholder servicing agreement, or (d) any error or omission of the Agent, its officers, employees or agents with respect to the purchase, redemption and transfer of Shares of the Fund held in accounts serviced by the Agent or the Agent's verification or guarantee of any signature of a shareholder owning Class X Shares in such account.

  For those shareholder accounts that are not separately serviced by an Agent pursuant to the terms of a shareholder servicing agreement, Ziegler provides transfer agent and dividend disbursing services pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement (the "Agency Agreement"). Under the terms of the Agency Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The rate of compensation agreed upon for these services is currently $16.00 per account for the Fund. The Fund also reimburses Ziegler for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current prospectus of Principal Preservation. The Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on 90 days prior written notice. The Agency Agreement provides that Ziegler shall be indemnified by and not be liable to Principal Preservation for any action taken or omitted by it under such agreement, except for liability for breach of its obligation to maintain all Principal Preservation records in absolute confidence.

  For the period from April 5, 1993 through December 31, 1993, and for the year ended December 31, 1994, fees received by Ziegler pursuant to the Shareholder Servicing Agreement totaled $76,824 and $134,047, respectively. During those same periods, Ziegler received fees of $352 and $1,007, respectively for providing transfer and dividend disbursing services pursuant to the Agency Agreement.


                           PERFORMANCE INFORMATION

   Yield on Class X Shares is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one Class X Share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change computed at the end of the period by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Class X Shares purchased with dividends declared on the original Class X Share and any such additional Class X Shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The yield and the effective yield for the Fund based on the seven days ended June 30, 1995 was 5.36% and 5.50%, respectively.

   Yields on Class X Shares will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Fund, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

   From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by the Adviser over certain time periods.

   Comparative performance information may be used from time to time in advertising or marketing the Fund's Class X Shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report and other publications.


            DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION
                      OF SECURITIES; REDEMPTION IN KIND

   The Prospectus discusses when the net asset value of the Fund is determined for purposes of sales and redemptions. The net asset value per share of the Fund is determined by subtracting the Fund's liabilities from the Fund's total assets and dividing the result by the total number of shares outstanding. The following is a description of the procedures used by the Fund in valuing its assets.

   The valuation of the Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

   The Fund's use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. The Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

   Pursuant to the rule, the Board of Directors also has established procedures designed to allow the Fund to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

   The rule also provides that the extent of any deviation between the value of the Fund's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Board of Directors. In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Fund to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Fund's assets by using available market quotations.

   For the purpose of determining the deviation between the value of the Fund's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Adviser, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an in-ordinately small number of quotations indicating that there is only a thin market in the securities.

   Principal Preservation, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by Principal Preservation and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

   The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

   Each investor in the Fund may add to or reduce its investment in the Fund on each Business Day of the Fund. A "Business Day" is any day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase shares of the Fund is received) during which there is sufficient trading in money market instruments that the Fund's net asset value might be materially affected. As of 12:00 noon (New York time) on each such Business Day, net asset value for the Classes of shares will be computed by dividing the value of the Fund's total net assets by the total number of shares outstanding, including both Classes.


                              PURCHASE OF SHARES

   The Fund will not issue shares for consideration other than cash except in the case of a bona fide reorganization, statutory merger, or in certain other acquisition of securities in accordance with state securities laws, which:
(1) meet the investment objectives and policies of the Fund; (2) are acquired for investment and not for resale; (3) are not restricted securities; and
(4) have a value which is readily ascertainable.


                                  TAX STATUS

   The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

   Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in one fund are not combined. However, Class X Shares and Class Y Shares are treated as the same for tax purposes.

   The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Fund must satisfy a number of requirements. Among such requirements is the requirement that at least 90 percent of its gross income must be derived from dividends, interest and gains from the sale or other disposition of stock or other securities. Another requirement of current law is that less than 30 percent of the Fund's gross income be derived from the sale or other disposition of securities held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

   The Fund will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although Principal Preservation expects the Fund to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

   While the Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Fund's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year.

   Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup federal withholding tax if the Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Fund is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most indi-vidual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Agent with such number and the required certifications by completing and sending the Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

   Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.

   If a shareholder exchanges shares of one Principal Preservation portfolio for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.


                            DISTRIBUTION EXPENSES

   Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the Act.

   The Plan authorizes Ziegler, as the "Distributor" of the Fund's Class X Shares, to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of the Fund's Class X Shares (such as sale or placement of the Fund's Class X Shares, or administra-tive assistance, such as maintenance of sub-accounting or other records). Qualified recipients may include Selected Dealers, banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for Class X Shares of the Fund, to pay for sales literature and other promotional material, and to make payments to its sales personnel. Any such payments to qualified recipients or expenses will be reimbursed or paid by the Fund, up to a limit of 0.15 of 1% of the average net assets allocated to its Class X Shares. The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

   The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by Principal Preservation within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospec-tuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements;
(e) all fees and expenses relating to the qualification of the funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

   The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of Principal Preservation's investment advisers are dependent primarily on the advisory fees paid to them. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

   Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carryover expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (a) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (b) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

   The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

   The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and by a majority of those Directors who are not interested persons of Principal Preservation cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of those Directors who are not interested persons of Principal Preservation or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation, and, with respect to any Principal Preservation portfolio or with respect to the Fund's Class X Shares, by the vote of a majority of the outstanding shares of such portfolio or of the outstanding Class X Shares, as the case may be. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

   During the period from April 5, 1993 through December 31, 1993, and for the year ended December 31, 1994, the Fund paid distribution fees to Ziegler with respect to the predecessor of the Class X Shares pursuant to this Plan in the total amounts of $47,582 and $83,118, respectively.


                     COUNSEL AND INDEPENDENT ACCOUNTANTS

   Quarles & Brady, as counsel for Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Price Waterhouse, LLP independent accountants, are the auditors of the Fund.


                                   EXPERTS

   The audited financial statements of the Fund incorporated by reference into the Fund's Prospectus and this Statement of Additional Information have been so incorporated in reliance on the report of Price Waterhouse, LLP independent accountants, given on the authority of said firm as experts in accounting and auditing in giving said report.


                             FINANCIAL STATEMENTS

  The following audited financial statements and footnotes thereto of Principal Preservation Cash Reserve Portfolio (the "Fund") and of the Prime Money Market Portfolio (the "Hub"), the master fund in which the Fund invested all of its investable assets until January 1, 1996, together with the Reports of the Independent Accountants thereon, are incorporated herein by reference from the Fund's 1994 Annual Report to Shareholders.


  (1) Statements of Assets and Liabilities for the Fund and the Hub as of December 31, 1994.

  (2) Statements of Operations for the Fund and the Hub for the year ended December 31, 1994.

  (3) Statements of Changes in Net Assets for the Fund and the Hub for the period from April 5, 1993 (commencement of operations) through December 31, 1993, and for the year ended December 31, 1994.

  (4)   Schedule of Investments of the Hub as of December 31, 1994.

  (5)   Notes to Financial Statements.

  The following unaudited financial statements and footnotes thereto of the Fund and the Hub are incorporated herein by reference from the Fund's Semi-Annual Report to Shareholders dated June 30, 1995.

  (1) Statements of Assets and Liabilities for the Fund and the Hub as of June 30, 1995.

  (2) Statements of Operations for the Fund and the Hub for the six-months ended June 30, 1995.

  (3) Statements of Changes and Net Assets for the Fund and the Hub for the six-month periods ended June 30, 1994 and June 30, 1995.

  (4)   Schedule of Investments of the Hub as of June 30, 1995.

  (5)   Notes to Financial Statements.

  A copy of the Fund's 1994 Annual Report to Shareholders and of its Semi-Annual Report to Shareholders dated June 30, 1995 may be obtained free of charge from Ziegler upon request.

                                    APPENDIX

  A description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch") now follows.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

  The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

  The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. The rating F-2 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

  The rating Duff 1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Paper rated Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated Al+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

  The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


BOND AND LONG-TERM RATINGS

  Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

  Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

  Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

  Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

  Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. A plus or minus may be appended to a rating to denote relative status within major rating categories.

  IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

  In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is very high. A rating of AA, BankWatch's second-highest category, indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from I through V, which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.


PRINCIPAL PRESERVATION PORTFOLIOS, INC.

  215 North Main Street
  West Bend, Wisconsin  53095


INVESTMENT ADVISER

  Ziegler Asset Management, Inc.
  215 North Main Street
  West Bend, Wisconsin  53095


FUND ADMINISTRATOR

  Ziegler Asset Management, Inc.
  215 North Main Street
  West Bend, Wisconsin  53095

DISTRIBUTOR, TRANSFER AND
 DIVIDEND DISBURSING AGENT, SHAREHOLDER
 SERVICING AGENT, DEPOSITORY AND FUND
 ACCOUNTING AGENT

  B.C. Ziegler and Company
  215 North Main Street
  West Bend, Wisconsin  53095

COUNSEL

  Quarles & Brady
  411 East Wisconsin Avenue
  Milwaukee, Wisconsin  53202



INDEPENDENT ACCOUNTANTS

  Price Waterhouse LLP
  100 East Wisconsin Avenue
  Suite 1500
  Milwaukee, Wisconsin  53202





                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                            CASH RESERVE PORTFOLIO

                     CLASS X COMMON STOCK (RETAIL CLASS)

                 ------------------------------------------

                               JANUARY 2, 1996

                     STATEMENT OF ADDITIONAL INFORMATION

                 ------------------------------------------